Note 4 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied by the Company in these Condensed Consolidated Interim Financial Statements are the same as those applied by the Company in its Consolidated Financial Statements for the year ended
December 31, 2017,
except the following:

New Standards Adopted in Current Year

IFRS
2
‘Share-based Payment’ was issued by the IASB in
June 2016.
These amendments provide clarification on how to account for certain types of share-based transaction. The amendments are effective for the annual period beginning on or after
January 1, 2018.
The adoption of this amendment did
not
have a material impact on the Company’s condensed interim consolidated financial statements.

IFRS
9
‘Financial Instruments: Classification and Measurement’, introduces new requirements for the classification and measurement of financial instruments, a single forward-looking expected loss impairment model and a substantially reformed approach to hedge accounting. IFRS
9
is effective for annual periods beginning on or after
January 1, 2018.
The adoption of this amendment did
not
have a material impact on the Company’s condensed interim consolidated financial statements.

IFRS
15
‘Revenue from Contracts with Customers’ was issued by the IASB in
June 2014.
The objective of IFRS
15
is to provide a single, comprehensive revenue recognition model for all contracts with customers. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. It also contains new disclosure requirements. Under IFRS
15,
revenue from the sale of licenses would be recognized at a point in time when control over the products has been transferred to the customer. The Company transfers control and satisfied its performance obligation upon delivery and acceptance by the customer, which is consistent with the Company’s current revenue recognition policy under IAS
18.
IFRS
15
is effective for the Company on
January 1, 2018.
The adoption of this amendment did
not
have a material impact on the Company’s condensed interim consolidated financial statements. The disaggregated revenue has been disclosed in Note
15.